Financial Instruments - Summary of Balance Sheets Related to the Company's Use of Derivatives (Parenthetical) (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - Cash Flow Hedging [Member] - Interest Rate Swap [Member]
$ in Millions
Mar. 31, 2022 USD ($)
Derivative [Line Items]
Embedded derivative assets offset	$ 88.1
Embedded derivative liabilities off set	$ 46.0